Shareholders' Equity - Movements in the number of RSUs outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Number of RSUs, Beginning balance	370,962	536,118
Number of RSUs, Granted	52,319	353,116	545,613
Number of RSUs, Forfeited	(66,881)	(371,102)	(9,495)
Number of RSUs, Released	(190,094)	(147,170)
Number of RSUs, Ending balance	166,306	370,962	536,118